Consolidated Statements of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Income tax expense (benefit) from discontinued operations	$ 225	$ 374	$ (61)